Operating Lease Right-of-Use Assets, Net (Details) - Schedule of operating lease right -of-use assets	6 Months Ended
	Dec. 31, 2022 USD ($)
Operating Lease Right-of-Use Assets, Net [Abstract]
Beginning balance of total right-of-use assets, at cost	$ 7,097,625
Increase/(Decrease) in right-of-use assets, at cost	586,375
Exchange rate translation of right-of-use assets, at cost	(254,322)
Ending balance of total right-of-use assets, at cost	7,429,678
Beginning balance of accumulated amortization	(1,047,160)
Increase /(Decrease) in accumulated amortization	(345,306)
Less: accumulated amortization exchange rate translation of right-of-use assets, at cost	113,094
Ending balance of accumulated amortization	(1,279,372)
Beginning balance of right-of-use assets, net	6,050,465
Increase /(Decrease) in right-of-use assets, net	241,069
Exchange rate translation of right-of-use assets, net	(141,228)
Ending balance of right-of-use assets, net	6,150,306
Shou Hill Valley Area [Member]
Operating Lease Right-of-Use Assets, Net [Abstract]
Beginning balance of total right-of-use assets, at cost	2,235,003
Increase/(Decrease) in right-of-use assets, at cost
Exchange rate translation of right-of-use assets, at cost	(81,254)
Ending balance of total right-of-use assets, at cost	2,153,749
Villas [Member]
Operating Lease Right-of-Use Assets, Net [Abstract]
Beginning balance of total right-of-use assets, at cost	2,205,984
Increase/(Decrease) in right-of-use assets, at cost
Exchange rate translation of right-of-use assets, at cost	(80,199)
Ending balance of total right-of-use assets, at cost	2,125,785
Base Station Tower [Member]
Operating Lease Right-of-Use Assets, Net [Abstract]
Beginning balance of total right-of-use assets, at cost	260,356
Increase/(Decrease) in right-of-use assets, at cost
Exchange rate translation of right-of-use assets, at cost	(9,465)
Ending balance of total right-of-use assets, at cost	250,891
Farmland [Member]
Operating Lease Right-of-Use Assets, Net [Abstract]
Beginning balance of total right-of-use assets, at cost	2,235,003	[1]
Increase/(Decrease) in right-of-use assets, at cost		[1]
Exchange rate translation of right-of-use assets, at cost	(81,254)	[1]
Ending balance of total right-of-use assets, at cost	2,153,749	[1]
Office [Member]
Operating Lease Right-of-Use Assets, Net [Abstract]
Beginning balance of total right-of-use assets, at cost	161,279
Increase/(Decrease) in right-of-use assets, at cost	(154,438)
Exchange rate translation of right-of-use assets, at cost	(6,841)
Ending balance of total right-of-use assets, at cost
Warehouse [Member]
Operating Lease Right-of-Use Assets, Net [Abstract]
Beginning balance of total right-of-use assets, at cost		[2]
Increase/(Decrease) in right-of-use assets, at cost	740,813	[2]
Exchange rate translation of right-of-use assets, at cost	4,691	[2]
Ending balance of total right-of-use assets, at cost	$ 745,504	[2]

[1]	On July 7, 2021, E-Home Pingtan entered into an agreement with an unaffiliated company and individual to obtain the right of use for farmland of 74 acers for $2,319,791 (RMB 15,000,000). The Company paid the full contract amount of $2,319,791 (RMB 15,000,000) to the individual in July 2021.
[2]	On December 1, 2016, Zhongrun entered into an agreement with an unaffiliated company and individual to obtain the right of use for warehouse of 7,199.38 square meters for $2,127,121 (RMB 14,814,544). The Company acquired the operating lease right-of-use assets from its acquisition of Zhongrun in July 2023.